NOTE 7 - CONVERTIBLE DEBT: Schedule of Debt (Tables) - September 30, 2023	Sep. 30, 2023
Schedule of Debt

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at September 30, 2023	Balance at December 31, 2022
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$ 866	$ 866	$ 866
Unsecured debt H	September 1, 2023	January 1, 2024	10%	$ 82,500	$ 82,500	$ 866
Total notes payable				$ 83,366	$ 83,366	$ 866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$ 83,366	$ 83,366	$ 866

Convertible Debt
Schedule of Debt

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at September 30, 2023	Balance at December 31, 2022
Convertible promissory note #1	July 28, 2016	January 19, 2017	8%	$15,000	$6,750	$6,750
Convertible promissory note #2	May 25, 2022	August 5, 2023	10%	154,000	-	110,535
Convertible promissory note #3	May 12, 2022	May 1, 2023	12%	200,000	200,000	200,000
Convertible promissory note #4	January 24, 2023	October 24, 2023	0%	388,888	388,888	-
Total notes payable				$757,888	$595,638	$317,285
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$757,888	$595,638	$317,285